UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Municipal High Income Fund
Class A [STXAX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Western Asset Municipal High Income Fund returned 7.09%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 5.27% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rates positioning
↑	Overweight industrial revenue
↑	Issue selection within industrial revenue

Top detractors from performance:
↓	Overweight education
Western Asset Municipal High Income Fund	PAGE 1	7187-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	7.09	0.72	2.24
Class A (with sales charge)	3.07	-0.15	1.80
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$243,783,897
Total Number of Portfolio Holdings	206
Total Management Fee Paid	$1,112,713
Portfolio Turnover Rate	3%
Western Asset Municipal High Income Fund	PAGE 2	7187-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Municipal High Income Fund	PAGE 3	7187-ATSR-0926

Western Asset Municipal High Income Fund
Class C [SMHLX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	1.37%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Western Asset Municipal High Income Fund returned 6.63%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 5.27% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rates positioning
↑	Overweight industrial revenue
↑	Issue selection within industrial revenue

Top detractors from performance:
↓	Overweight education
Western Asset Municipal High Income Fund	PAGE 1	7488-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	6.63	0.19	1.67
Class C (with sales charge)	5.63	0.19	1.67
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$243,783,897
Total Number of Portfolio Holdings	206
Total Management Fee Paid	$1,112,713
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Municipal High Income Fund	PAGE 2	7488-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Municipal High Income Fund	PAGE 3	7488-ATSR-0926

Western Asset Municipal High Income Fund
Class I [LMHIX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$64	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class I shares of Western Asset Municipal High Income Fund returned 7.42%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 5.27% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rates positioning
↑	Overweight industrial revenue
↑	Issue selection within industrial revenue

Top detractors from performance:
↓	Overweight education
Western Asset Municipal High Income Fund	PAGE 1	7470-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class I	7.42	0.92	2.42
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$243,783,897
Total Number of Portfolio Holdings	206
Total Management Fee Paid	$1,112,713
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Municipal High Income Fund	PAGE 2	7470-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Municipal High Income Fund	PAGE 3	7470-ATSR-0926

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $143,896 in July 31, 2025 and $145,335 in July 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $29,750 in July 31, 2025 and $29,750 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in July 31, 2025 and $344,935 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Municipal High Income Fund
Financial Statements and Other Important Information
Annual  | July 31, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
July 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.9%
Alabama — 5.4%
Black Belt Energy Gas District, AL, Gas Project Revenue, Series D-1, Refunding	5.500%	2/1/29	$400,000	$417,068 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	460,702 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,500,000	3,699,603
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,000,000	3,098,101
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,500,000	2,598,620
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	610,000	588,801 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	500,000	467,933 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	750,000	782,300
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	1,050,000	1,071,030 (a)(b)
Total Alabama				13,184,158
Alaska — 0.2%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	602,741 (c)
Arizona — 6.5%
Chandler, AZ, IDA Revenue, Intel Corp. Project	4.000%	6/1/29	3,000,000	3,024,025 (a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	750,140 (d)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,064,331 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,382,875 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	850,769 (d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	6,676,060 (d)
Total Arizona				15,748,200
Arkansas — 0.3%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	750,000	770,106 (c)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — 12.5%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	$3,100,000	$3,165,240 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,140,458 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	550,000	565,469 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	2,650,000	2,775,395 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	500,000	533,724
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	1,100,000	1,164,174 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,155,838 (d)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,269,261 (c)
SFMTA Potrero Yard Modernization Project, Series A	5.000%	9/1/60	750,000	764,015
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,504,912 (c)(d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bonds, Series A	5.000%	11/15/51	500,000	449,273 (d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bonds, Series A	5.000%	11/15/56	750,000	659,554 (d)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	3,500,000	4,094,025
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	262,497
Community Facilities District No 2003-1	5.750%	9/1/52	500,000	506,727
Community Facilities District No 2023-1	5.625%	9/1/53	1,055,000	1,068,238
Community Facilities District No 2023-1	5.000%	9/1/54	2,500,000	2,366,525
Total California				30,445,325
Colorado — 3.7%
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	484,282
North Range, CO, Metropolitan District No 2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	500,290
Subordinated, Series B	7.750%	12/15/47	500,000	500,002
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	5,167,644
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	$600,000	$636,112 (d)
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	497,380
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,147,076
Total Colorado				8,932,786
Connecticut — 0.4%
Aquarion, CT, Water System Authority Revenue:
CAB, Series C	0.000%	8/1/50	500,000	146,381
CAB, Series E, BAM	0.000%	8/1/45	500,000	200,604
Series A	5.250%	8/1/42	500,000	546,837
Total Connecticut				893,822
Florida — 4.6%
Broward County, FL, Port Facilities Revenue, Senior Bonds, Series B	4.000%	9/1/49	4,500,000	3,853,786 (c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,005,945
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,002,083
Miami-Dade County HEFA Revenue:
University of Miami Issue, Series 2026	5.000%	4/1/36	150,000	166,682
University of Miami Issue, Series 2026	5.000%	4/1/46	200,000	208,682
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,513,407 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	102,761 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	500,000	504,466
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	400,000	377,651
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	753,239
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	221,603
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	925,368
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	$355,000	$4 *(e)(f)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	645,000	652,537 (d)
Total Florida				11,288,214
Georgia — 1.3%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	800,000	811,942
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	500,000	508,491
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,250,000	1,255,562
Series C	5.000%	9/1/30	500,000	525,315 (a)(b)
Total Georgia				3,101,310
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	750,000	637,078
Illinois — 7.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	994,911
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	495,365
Dedicated, Series A	5.875%	12/1/47	1,000,000	1,010,686
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	100,106
Dedicated, Series H	5.000%	12/1/46	3,090,000	2,797,226
Series A	5.000%	12/1/35	2,000,000	2,000,038
Series D	5.000%	12/1/46	750,000	678,939
Chicago, IL, GO, Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,229,838
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	252,357
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/34	650,000	670,106 (d)
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	385,000	357,092 (d)
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	750,000	761,931 (a)(b)(c)(d)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	720,000	751,315
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State, GO, Series A	5.000%	3/1/46	$1,000,000	$1,012,966
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,133,143
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,312,282
Total Illinois				17,558,301
Indiana — 1.8%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,166,612
Marion General Hospital, Series A	4.000%	7/1/45	500,000	436,251
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	500,000	510,251
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	2,400,000	2,346,196 (c)(d)
Total Indiana				4,459,310
Kentucky — 0.9%
Kentucky State Bond Development Corp. Revenue, Collegiate Housing Foundation Bowling Green LLC, Western Kentucky University Project, Series A, AG	5.250%	7/1/51	300,000	308,994
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	400,000	420,729 (a)(b)
Series C, Refunding	5.000%	5/1/36	1,500,000	1,554,572
Total Kentucky				2,284,295
Louisiana — 1.0%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,004,214
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	924,540
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	434,751
Total Louisiana				2,363,505
Maryland — 1.3%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	872,362
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	303,574 (c)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,003,610 (c)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	438,829
Frederick Health System, Refunding	4.000%	7/1/50	725,000	611,305
Total Maryland				3,229,680
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — 1.0%
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	$1,250,000	$1,051,621
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	500,000	453,544
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	854,853 (c)
Total Michigan				2,360,018
Minnesota — 1.4%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/44	3,500,000	3,534,379 (c)
Missouri — 2.0%
Missouri State HEFA Revenue:
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/48	1,000,000	1,012,680
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/54	1,000,000	1,000,962
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,002,485
Total Missouri				5,016,127
Nebraska — 1.3%
Central Plains Energy Project, NE, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,102,341
Nevada — 1.3%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,295,025 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	1,925,047 (d)
Total Nevada				3,220,072
New Hampshire — 1.6%
National Finance Authority, NH, Revenue:
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	700,000	707,626
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	1,600,000	1,716,568
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — continued
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	$1,550,000	$1,514,868
Total New Hampshire				3,939,062
New Jersey — 2.3%
New Jersey State EDA Revenue:
Provident Group-Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,969,207
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,150,000	1,160,147 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series CC	4.125%	6/15/50	2,250,000	2,095,022
Transportation System, Series A, Refunding	4.250%	6/15/40	500,000	490,383
Total New Jersey				5,714,759
New Mexico — 0.6%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	750,000	790,119 (a)(b)
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	696,151
Total New Mexico				1,486,270
New York — 11.8%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	708,331 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	447,555
Series A-2	5.000%	5/15/30	1,000,000	1,058,728 (a)(b)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	676,054
New York State Liberty Development Corp. Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,358,537
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	800,000	882,108 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	742,246 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	1,889,131 (c)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	$9,645,000	$9,585,873 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	6,125,000	6,096,056 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	300,000	304,215 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	700,000	660,340 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	300,000	196,415 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,100,155 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,180,894 (c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,359,886 (c)
Consolidated Series 221	4.000%	7/15/55	500,000	421,952 (c)
Total New York				28,668,476
North Dakota — 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	800,000	581,672
Ohio — 2.0%
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,000,000	962,029 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,000,000	1,816,065 (c)(d)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,631,106 (c)
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	400,000	400,435
Total Ohio				4,809,635
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — 0.9%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	$500,000	$503,152
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	999,982
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	500,000	559,444 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	60,000	65,766 (c)
Total Oklahoma				2,128,344
Oregon — 0.5%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,214,791
Pennsylvania — 5.5%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	943,199
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,671,207
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,700,000	1,701,243 (a)(b)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	300,000	324,069 (a)(b)(c)(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	2,000,000	2,137,043 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,400,000	5,446,943 (c)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,105,352 (d)
Total Pennsylvania				13,329,056
Puerto Rico — 5.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,622,634 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	43,965
Restructured, Series A-1	5.625%	7/1/27	25,861	26,378
Restructured, Series A-1	5.625%	7/1/29	51,018	53,884
Restructured, Series A-1	5.750%	7/1/31	49,554	53,501
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-1	4.000%	7/1/33	$46,990	$47,023
Restructured, Series A-1	4.000%	7/1/35	442,237	438,656
Restructured, Series A-1	4.000%	7/1/37	2,160,000	2,112,961
Restructured, Series A-1	4.000%	7/1/41	299,287	280,755
Restructured, Series A-1	4.000%	7/1/46	51,258	46,397
Subseries CW	0.000%	11/1/43	180,531	128,854 (b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	289,000	280,920
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	1,265,273
Restructured, Series A-1	4.550%	7/1/40	130,000	128,823
Restructured, Series A-1	4.750%	7/1/53	5,275,000	5,015,453
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,101,826
Restructured, Series A-2	4.329%	7/1/40	720,000	703,802
Total Puerto Rico				14,351,105
Rhode Island — 0.3%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	382,200 *(e)
Rhode Island State Health & Educational Building Corp., Student Housing Revenue, Rhode Island Properties LLC, Subordinated Series B, AG	5.625%	7/1/65	400,000	400,551
Total Rhode Island				782,751
South Carolina — 0.8%
South Carolina State Jobs EDA Revenue, International Paper Company Project, Series A, Refunding	3.950%	4/1/33	1,100,000	1,107,740 (c)
South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,000,000	910,127
Total South Carolina				2,017,867
Tennessee — 0.3%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	750,000	774,185
Texas — 6.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	750,000	752,905 (d)
Austin, TX, Airport System Revenue, Series B, Refunding	5.000%	11/15/42	1,000,000	1,043,856 (c)
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Central Texas Regional Mobility Authority Revenue:
CAB, Refunding	0.000%	1/1/36	$2,800,000	$1,909,419
CAB, Refunding	0.000%	1/1/38	2,000,000	1,215,648
CAB, Refunding	0.000%	1/1/40	2,200,000	1,160,328
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/36	1,500,000	1,610,730 (c)
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	915,872 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	110,338 (c)
Series 2017	5.000%	11/1/36	110,000	110,262 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	250,000	258,111 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX:
Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	1,200,000	1,024,462
Student Housing Revenue, Collegiate Housing College Station, AG	5.000%	4/1/46	500,000	492,882
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	642,627
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,004,751
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,155,750
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	496,769
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	600,000	624,809 (c)
Total Texas				14,529,519
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Utah — 1.1%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	$350,000	$355,463
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	629,126
Utah State Infrastructure Agency, Tax-Exempt Telecommunications Revenue, Series 2021	4.000%	10/15/41	500,000	451,779
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.375%	10/15/40	1,150,000	1,152,467
Total Utah				2,588,835
Virginia — 0.5%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/34	500,000	520,865
Senior Lien, I-495 High Occupancy Toll Lanes Project, Refunding	5.000%	12/31/47	750,000	753,655 (c)
Total Virginia				1,274,520
Washington — 0.5%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,141,112
West Virginia — 0.1%
West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	250,000	255,113 (a)(b)(c)
Wisconsin — 1.6%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	300,000	301,472
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AG	4.000%	7/1/50	700,000	604,943
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	2,470,000	2,388,957
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	533,860 (d)
Total Wisconsin				3,829,232

Total Municipal Bonds (Cost — $241,351,540)				236,148,072
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 4.7%
New York — 4.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$3,055,000	$3,178,775
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	4,755,000	4,396,187
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	3,700,000	3,812,925

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $11,671,300)				11,387,887
Total Investments before Short-Term Investments (Cost — $253,022,840)				247,535,959

Short-Term Investments — 0.3%
Municipal Bonds — 0.3%
Florida — 0.0%††
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	2.950%	11/1/38	100,000	100,000 (h)(i)
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series L	3.050%	11/1/35	100,000	100,000 (h)(i)
New Jersey — 0.2%
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	1.800%	7/1/43	400,000	400,000 (h)(i)
New York — 0.0%††
MTA, NY, Transportation Revenue, Series E-1, LOC - Barclays Bank PLC	3.050%	11/15/50	100,000	100,000 (h)(i)
North Carolina — 0.0%††
Charlotte-Mecklenburg Hospital Authority, NC, Atrium Health Care System Revenue, Series E, Refunding, LOC - Royal Bank of Canada	3.000%	1/15/42	100,000	100,000 (h)(i)

Total Short-Term Investments (Cost — $800,000)				800,000
Total Investments — 101.9% (Cost — $253,822,840)				248,335,959
TOB Floating Rate Notes — (2.6)%				(6,265,000)
Other Assets in Excess of Other Liabilities — 0.7%				1,712,938
Total Net Assets — 100.0%				$243,783,897

See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of July 31, 2026.
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Annual Report

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investments, at value (Cost — $253,822,840)	$248,335,959
Cash	87,818
Interest receivable	2,526,119
Receivable for Fund shares sold	144,324
Prepaid expenses	30,414
Total Assets	251,124,634
Liabilities:
TOB Floating Rate Notes (Note 1)	6,265,000
Payable for Fund shares repurchased	642,745
Distributions payable	120,655
Investment management fee payable	89,234
Interest and commitment fees payable	63,087
Service and/or distribution fees payable	23,205
Trustees’ fees payable	370
Accrued expenses	136,441
Total Liabilities	7,340,737
Total Net Assets	$243,783,897
Net Assets:
Par value (Note 7)	$193
Paid-in capital in excess of par value	275,040,250
Total distributable earnings (loss)	(31,256,546)
Total Net Assets	$243,783,897
Net Assets:
Class A	$159,276,741
Class C	$3,365,343
Class I	$81,141,813
Shares Outstanding:
Class A	12,561,324
Class C	266,822
Class I	6,433,356
Net Asset Value:
Class A (and redemption price)	$12.68
Class C*	$12.61
Class I (and redemption price)	$12.61
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$13.17

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Annual Report

Statement of Operations
For the Year Ended July 31, 2026

Investment Income:
Interest	$12,339,711
Expenses:
Investment management fee (Note 2)	1,185,069
Service and/or distribution fees (Notes 2 and 5)	287,502
Transfer agent fees (Notes 2 and 5)	199,610
Interest expense (Note 1)	190,123
Registration fees	75,153
Fund accounting fees	69,911
Audit and tax fees	47,296
Legal fees	20,588
Shareholder reports	20,375
Trustees’ fees	7,390
Custody fees	2,601
Commitment fees (Note 8)	2,136
Insurance	1,809
Miscellaneous expenses	12,876
Total Expenses	2,122,439
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(72,356)
Net Expenses	2,050,083
Net Investment Income	10,289,628
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(851,497)
Change in Net Unrealized Appreciation (Depreciation) From Investments	9,491,747
Net Gain on Investments	8,640,250
Increase in Net Assets From Operations	$18,929,878
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended July 31,	2026	2025
Operations:
Net investment income	$10,289,628	$12,069,996
Net realized gain (loss)	(851,497)	2,156,654
Change in net unrealized appreciation (depreciation)	9,491,747	(19,572,477)
Increase (Decrease) in Net Assets From Operations	18,929,878	(5,345,827)
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,263,955)	(11,983,506)
Decrease in Net Assets From Distributions to Shareholders	(10,263,955)	(11,983,506)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	30,303,842	47,245,279
Reinvestment of distributions	8,808,712	10,400,770
Cost of shares repurchased	(77,515,334)	(101,411,433)
Decrease in Net Assets From Fund Share Transactions	(38,402,780)	(43,765,384)
Decrease in Net Assets	(29,736,857)	(61,094,717)
Net Assets:
Beginning of year	273,520,754	334,615,471
End of year	$243,783,897	$273,520,754
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class A Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$12.30	$13.04	$12.70	$13.15	$14.73
Income (loss) from operations:
Net investment income	0.49	0.50	0.51	0.49	0.42
Net realized and unrealized gain (loss)	0.38	(0.75)	0.33	(0.45)	(1.58)
Total income (loss) from operations	0.87	(0.25)	0.84	0.04	(1.16)
Less distributions from:
Net investment income	(0.49)	(0.49)	(0.50)	(0.49)	(0.42)
Total distributions	(0.49)	(0.49)	(0.50)	(0.49)	(0.42)
Net asset value, end of year	$12.68	$12.30	$13.04	$12.70	$13.15
Total return[2]	7.09%	(1.91)%	6.73%	0.42%	(7.96)%
Net assets, end of year (millions)	$159	$178	$213	$213	$236
Ratios to average net assets:
Gross expenses[3]	0.84%	0.82%	0.81%	0.80%	0.83%
Net expenses[3]	0.84	0.82	0.81	0.80 [4]	0.83
Net investment income	3.84	3.86	4.03	3.91	3.03
Portfolio turnover rate	3%	12%	20%	20%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes expenses related to borrowings of 0.07%, 0.07%, 0.08%, 0.03% and 0.01%, for the years ended July 31, 2026, 2025, 2024, 2023 and 2022, respectively.
[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class C Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$12.23	$12.97	$12.64	$13.08	$14.64
Income (loss) from operations:
Net investment income	0.42	0.42	0.44	0.42	0.34
Net realized and unrealized gain (loss)	0.38	(0.74)	0.32	(0.44)	(1.56)
Total income (loss) from operations	0.80	(0.32)	0.76	(0.02)	(1.22)
Less distributions from:
Net investment income	(0.42)	(0.42)	(0.43)	(0.42)	(0.34)
Total distributions	(0.42)	(0.42)	(0.43)	(0.42)	(0.34)
Net asset value, end of year	$12.61	$12.23	$12.97	$12.64	$13.08
Total return[2]	6.63%	(2.47)%	6.07%	(0.08)%	(8.40)%
Net assets, end of year (000s)	$3,365	$4,533	$6,513	$9,148	$12,926
Ratios to average net assets:
Gross expenses[3]	1.37%	1.36%	1.37%	1.36%	1.39%
Net expenses[3]	1.37	1.36	1.37	1.36 [4]	1.39
Net investment income	3.31	3.31	3.47	3.34	2.46
Portfolio turnover rate	3%	12%	20%	20%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes expenses related to borrowings of 0.07%, 0.07%, 0.08%, 0.03% and 0.01%, for the years ended July 31, 2026, 2025, 2024, 2023 and 2022, respectively.
[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class I Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$12.23	$12.97	$12.64	$13.08	$14.65
Income (loss) from operations:
Net investment income	0.52	0.52	0.53	0.51	0.44
Net realized and unrealized gain (loss)	0.37	(0.74)	0.32	(0.44)	(1.57)
Total income (loss) from operations	0.89	(0.22)	0.85	0.07	(1.13)
Less distributions from:
Net investment income	(0.51)	(0.52)	(0.52)	(0.51)	(0.44)
Total distributions	(0.51)	(0.52)	(0.52)	(0.51)	(0.44)
Net asset value, end of year	$12.61	$12.23	$12.97	$12.64	$13.08
Total return[2]	7.42%	(1.74)%	6.86%	0.67%	(7.79)%
Net assets, end of year (000s)	$81,142	$91,117	$114,866	$100,763	$128,154
Ratios to average net assets:
Gross expenses[3]	0.71%	0.68%	0.68%	0.67%	0.70%
Net expenses[3,4,5]	0.62	0.62	0.63	0.62	0.66
Net investment income	4.06	4.06	4.21	4.08	3.19
Portfolio turnover rate	3%	12%	20%	20%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes expenses related to borrowings of 0.07%, 0.07%, 0.08%, 0.03% and 0.01%, for the years ended July 31, 2026, 2025, 2024, 2023 and 2022, respectively.
[4]
As a result of an expense limitation arrangement, effective November 30, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. Prior to November 30, 2022, the expense limitation was 0.65%.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information
Western Asset Municipal High Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Municipal High Income Fund 2026 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$236,148,068	$4	$236,148,072
Municipal Bonds Deposited in Tender Option Bond Trusts	—	11,387,887	—	11,387,887
Total Long-Term Investments	—	247,535,955	4	247,535,959
Short-Term Investments†	—	800,000	—	800,000
Total Investments	—	$248,335,955	$4	$248,335,959

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the
Western Asset Municipal High Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Fund’s Statement of Operations. For the year ended July 31, 2026, the average daily amount of floating rate notes outstanding was $6,265,000 and weighted average interest rate was 2.99%.
(c) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise

Western Asset Municipal High Income Fund 2026 Annual Report

tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of an expense limitation arrangement between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I shares as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the year ended July 31, 2026, fees waived and/or expenses reimbursed amounted to $72,356.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Municipal High Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to these arrangements, at July 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class I
Expires July 31, 2027	$69,395
Expires July 31, 2028	72,356
Total fee waivers/expense reimbursements subject to recapture	$141,751
For the year ended July 31, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended July 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,047 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended July 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$2,755	—
CDSCs	12,867	$311
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or

Western Asset Municipal High Income Fund 2026 Annual Report

subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended July 31, 2026, such purchase and sale transactions (excluding accrued interest) were $22,055,000 and $26,945,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the year ended July 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$9,124,373
Sales	47,358,315
At July 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$247,848,309	$4,535,103	$(10,312,453)	$(5,777,350)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
During the year ended July 31, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended July 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$260,029	$124,117
Class C	27,473	2,051
Class I	—	73,442
Total	$287,502	$199,610
Western Asset Municipal High Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
For the year ended July 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$72,356
Total	$72,356
6. Distributions to shareholders by class

	Year Ended July 31, 2026	Year Ended July 31, 2025
Net Investment Income:
Class A	$6,645,737	$7,599,211
Class C	129,504	185,405
Class I	3,488,714	4,198,890
Total	$10,263,955	$11,983,506
7. Shares of beneficial interest
At July 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,166,336	$14,927,454	1,683,823	$21,517,453
Shares issued on reinvestment	480,930	6,152,139	549,699	7,043,505
Shares repurchased	(3,547,219)	(45,301,156)	(4,130,574)	(52,889,311)
Net decrease	(1,899,953)	$(24,221,563)	(1,897,052)	$(24,328,353)
Class C
Shares sold	25,171	$321,270	49,305	$627,691
Shares issued on reinvestment	9,923	126,219	13,802	175,913
Shares repurchased	(138,817)	(1,759,872)	(194,886)	(2,471,840)
Net decrease	(103,723)	$(1,312,383)	(131,779)	$(1,668,236)

Western Asset Municipal High Income Fund 2026 Annual Report

	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,186,218	$15,055,118	1,979,549	$25,100,135
Shares issued on reinvestment	198,906	2,530,354	249,618	3,181,352
Shares repurchased	(2,399,427)	(30,454,306)	(3,640,782)	(46,050,282)
Net decrease	(1,014,303)	$(12,868,834)	(1,411,615)	$(17,768,795)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended July 31, 2026.
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended July 31, was as follows:

	2026	2025
Distributions paid from:
Tax-exempt income	$10,263,305	$11,964,403
Ordinary income	650	19,103
Total distributions paid	$10,263,955	$11,983,506
As of July 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$2,505,903
Deferred capital losses*	(27,864,443)
Other book/tax temporary differences(a)	(120,656)
Unrealized appreciation (depreciation)(b)	(5,777,350)
Total distributable earnings (loss) — net	$(31,256,546)
Western Asset Municipal High Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to distributions payable.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to wash sales, bond discounts and premiums and defaulted securities.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Municipal High Income Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Municipal High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Municipal High Income Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and the administrative agent for the tender option bond trusts. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
September 17, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Municipal High Income Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2026:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$10,263,305
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$650
Section 163(j) Interest Earned	§163(j)	$650
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Municipal High Income Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Municipal High Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with

Western Asset Municipal High Income Fund

sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional high yield municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2025 was above the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-year period ended December 31, 2025 and exceeded the performance of its benchmark index for the 3-, 5- and 10-year periods ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its
Western Asset Municipal High Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
actual total expense ratio to its peer group, consisting of a group of institutional high yield municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Municipal High Income Fund

Western Asset
Municipal High Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Municipal High Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Municipal High Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Municipal High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90018-AFSOI 9/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.
(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 24, 2026